Note 1. The Company: Other Receivables (Policies)	9 Months Ended
Sep. 30, 2015
Policies
Other Receivables:

Other Receivables:

The company treats VAT refunds claimed resulting from excess VAT paid over VAT received as other receivables, amount shown as other receivables as of September 30, 2015 and December 31, 2014 were collected in Q4 2015.